May 26, 2020
Davidson Multi-Cap Equity Fund
Davidson Multi-Cap Equity Fund

Davidson Multi-Cap Equity Fund
Class A: DFMAX
Class I: DFMIX

Supplement dated May 26, 2020, to the
Statutory Prospectus dated October 29, 2019

1.	The relevant information under the section entitled "Principal Risks of Investing in the Fund" on page 2 of the Fund's Statutory Prospectus is deleted and replaced with the following:

Principal Risks of Investing in the Fund
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Please retain this supplement for your reference.